Leases (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Lease obligation discount rate	9.00%
Rental income	$ 14,492	$ 17,205	$ 17,682